PORTFOLIO OF INVESTMENTS – as of March 31, 2021 (Unaudited)

Gateway Fund

Shares	Description	Value (†)
Common Stocks – 98.7% of Net Assets
	Aerospace & Defense – 1.5%
148,078	Boeing Co. (The)(a)(b)	$37,718,428
41,278	HEICO Corp.(a)	5,192,773
552,963	Raytheon Technologies Corp.(a)	42,727,451
26,442	Teledyne Technologies, Inc.(a)(b)	10,937,733
24,274	TransDigm Group, Inc.(a)(b)	14,271,170

		110,847,555

	Air Freight & Logistics – 0.6%
216,722	United Parcel Service, Inc., Class B(a)	36,840,573
36,648	XPO Logistics, Inc.(a)(b)	4,518,698

		41,359,271

	Airlines – 0.4%
169,745	Alaska Air Group, Inc.(a)	11,748,051
399,876	JetBlue Airways Corp.(a)(b)	8,133,478
144,851	United Airlines Holdings, Inc.(a)(b)	8,334,727

		28,216,256

	Auto Components – 0.1%
36,852	Autoliv, Inc.(a)(b)	3,419,865
117,162	Cooper Tire & Rubber Co.(a)	6,558,729

		9,978,594

	Automobiles – 2.0%
1,495,937	Ford Motor Co.(a)(b)	18,325,228
339,114	General Motors Co.(a)(b)	19,485,490
161,147	Tesla, Inc.(a)(b)	107,634,916

		145,445,634

	Banks – 4.7%
266,138	Associated Banc-Corp(a)	5,679,385
2,460,018	Bank of America Corp.(a)	95,178,096
607,150	Citigroup, Inc.(a)	44,170,163
1,055,567	Huntington Bancshares, Inc.(a)	16,593,513
878,394	JPMorgan Chase & Co.(a)	133,717,919
106,660	Old National Bancorp(a)	2,062,804
16,401	Signature Bank(a)	3,708,266
980,841	Wells Fargo & Co.(a)	38,321,458

		339,431,604

	Beverages – 1.4%
392,260	Keurig Dr Pepper, Inc.(a)	13,481,976
254,709	Monster Beverage Corp.(a)(b)	23,201,443
429,766	PepsiCo, Inc.(a)	60,790,401

		97,473,820

	Biotechnology – 1.9%
476,369	AbbVie, Inc.(a)	51,552,653
156,204	Amgen, Inc.(a)	38,865,117

Shares	Description	Value (†)
Common Stocks – continued
	Biotechnology – continued
49,083	Biogen, Inc.(a)(b)	$13,730,969
16,975	Exact Sciences Corp.(a)(b)	2,236,966
36,830	Ionis Pharmaceuticals, Inc.(a)(b)	1,655,877
21,063	Seagen, Inc.(a)(b)	2,924,808
110,520	Vertex Pharmaceuticals, Inc.(a)(b)	23,749,643

		134,716,033

	Building Products – 0.3%
355,197	Carrier Global Corp.(a)	14,996,417
20,800	Lennox International, Inc.(a)	6,481,072

		21,477,489

	Capital Markets – 2.0%
404,895	Charles Schwab Corp. (The)(a)	26,391,056
14,601	FactSet Research Systems, Inc.(a)	4,505,723
247,065	Intercontinental Exchange, Inc.(a)	27,592,219
536,887	Morgan Stanley(a)	41,694,644
41,804	MSCI, Inc.(a)	17,527,581
69,095	S&P Global, Inc.(a)	24,381,553

		142,092,776

	Chemicals – 1.6%
83,434	Ashland Global Holdings, Inc.(a)	7,406,436
104,391	Celanese Corp.(a)	15,638,816
335,148	Corteva, Inc.(a)	15,624,600
295,277	Dow, Inc.(a)	18,880,011
133,927	Eastman Chemical Co.(a)	14,748,041
31,084	Ingevity Corp.(a)(b)	2,347,774
167,820	LyondellBasell Industries NV, Class A(a)	17,461,671
192,960	Mosaic Co. (The)(a)	6,099,466
158,400	Olin Corp.(a)	6,014,448
95,921	RPM International, Inc.(a)	8,810,344
195,010	Valvoline, Inc.(a)	5,083,911

		118,115,518

	Commercial Services & Supplies – 0.7%
122,157	Copart, Inc.(a)(b)	13,267,472
69,341	Waste Connections, Inc.(a)	7,487,441
244,724	Waste Management, Inc.(a)	31,574,290

		52,329,203

	Communications Equipment – 1.0%
1,344,808	Cisco Systems, Inc.(a)	69,540,022

	Construction Materials – 0.2%
49,497	Martin Marietta Materials, Inc.(a)	16,622,083

	Consumer Finance – 0.6%
121,623	Ally Financial, Inc.(a)	5,498,576
180,444	Discover Financial Services(a)	17,140,375

Shares	Description	Value (†)
Common Stocks – continued
	Consumer Finance – continued
445,997	Synchrony Financial(a)	$18,134,238

		40,773,189

	Containers & Packaging – 0.6%
73,855	Avery Dennison Corp.(a)	13,563,471
86,722	Crown Holdings, Inc.(a)	8,415,503
120,681	Sonoco Products Co.(a)	7,639,107
259,559	WestRock Co.(a)	13,510,046

		43,128,127

	Distributors – 0.2%
107,529	Genuine Parts Co.(a)	12,429,277

	Diversified Consumer Services – 0.0%
67,454	Service Corp. International(a)	3,443,527

	Diversified Financial Services – 1.7%
461,313	Berkshire Hathaway, Inc., Class B(a)(b)	117,851,632
133,431	Voya Financial, Inc.(a)	8,491,549

		126,343,181

	Diversified Telecommunication Services – 1.2%
1,074,972	AT&T, Inc.(a)	32,539,403
119,721	Liberty Global PLC, Class C(a)(b)	3,057,674
862,921	Verizon Communications, Inc.(a)	50,178,856

		85,775,933

	Electric Utilities – 0.9%
323,243	Alliant Energy Corp.(a)	17,506,841
396,896	American Electric Power Co., Inc.(a)	33,617,091
198,810	Evergy, Inc.(a)	11,835,159
13,545	Hawaiian Electric Industries, Inc.	601,805
154,286	OGE Energy Corp.(a)	4,992,695

		68,553,591

	Electrical Equipment – 0.5%
197,284	Eaton Corp. PLC(a)	27,280,431
50,567	Hubbell, Inc.(a)	9,450,467

		36,730,898

	Electronic Equipment, Instruments & Components – 0.7%
97,069	CDW Corp.(a)	16,089,187
375,436	Corning, Inc.(a)	16,335,220
60,225	Trimble, Inc.(a)(b)	4,684,903
33,350	Zebra Technologies Corp., Class A(a)(b)	16,180,753

		53,290,063

	Energy Equipment & Services – 0.2%
448,161	Halliburton Co.(a)	9,617,535
168,318	Helmerich & Payne, Inc.(a)	4,537,853

		14,155,388

Shares	Description	Value (†)
Common Stocks – continued
	Entertainment – 2.1%
81,510	Live Nation Entertainment, Inc.(a)(b)	$6,899,822
109,443	Netflix, Inc.(a)(b)	57,092,035
6,573	Roku, Inc.(a)(b)	2,141,286
471,575	Walt Disney Co. (The)(a)(b)	87,015,019

		153,148,162

	Food & Staples Retailing – 1.5%
26,487	Casey’s General Stores, Inc.(a)	5,726,224
133,502	Costco Wholesale Corp.(a)	47,056,785
20,166	U.S. Foods Holding Corp.(b)	768,728
405,865	Walmart, Inc.(a)	55,128,643

		108,680,380

	Food Products – 0.8%
94,003	Bunge Ltd.(a)	7,451,618
97,614	Lamb Weston Holdings, Inc.(a)	7,563,133
698,295	Mondelez International, Inc., Class A(a)	40,871,206
43,185	Post Holdings, Inc.(a)(b)	4,565,518

		60,451,475

	Gas Utilities – 0.0%
8,726	National Fuel Gas Co.	436,213
76,973	UGI Corp.(a)	3,156,662

		3,592,875

	Health Care Equipment & Supplies – 3.2%
519,079	Abbott Laboratories(a)	62,206,427
233,533	Baxter International, Inc.(a)	19,696,173
636,298	Boston Scientific Corp.(a)(b)	24,592,918
257,529	Edwards Lifesciences Corp.(a)(b)	21,539,726
13,103	Insulet Corp.(a)(b)	3,418,835
45,456	Intuitive Surgical, Inc.(a)(b)	33,589,257
363,683	Medtronic PLC(a)	42,961,873
55,109	STERIS PLC(a)	10,497,162
29,772	Teleflex, Inc.(a)	12,369,075

		230,871,446

	Health Care Providers & Services – 2.7%
83,702	Anthem, Inc.(a)	30,044,833
415,326	CVS Health Corp.(a)	31,244,975
120,815	HCA Healthcare, Inc.(a)	22,754,297
16,707	Molina Healthcare, Inc.(a)(b)	3,905,429
263,072	UnitedHealth Group, Inc.(a)	97,881,199
65,316	Universal Health Services, Inc., Class B(a)	8,712,501

		194,543,234

	Health Care Technology – 0.1%
35,189	Veeva Systems, Inc., Class A(a)(b)	9,192,774

	Hotels, Restaurants & Leisure – 1.8%
10,433	Booking Holdings, Inc.(a)(b)	24,307,221
53,042	DraftKings, Inc., Class A(b)	3,253,066

Shares	Description	Value (†)
Common Stocks – continued
	Hotels, Restaurants & Leisure – continued
153,850	Hilton Grand Vacations, Inc.(a)(b)	$5,767,837
168,770	Hilton Worldwide Holdings, Inc.(a)(b)	20,407,668
228,480	McDonald’s Corp.(a)	51,211,507
46,928	Melco Resorts & Entertainment Ltd., Sponsored ADR(b)	934,336
31,176	Penn National Gaming, Inc.(b)	3,268,492
163,196	Restaurant Brands International, Inc.(a)	10,607,740
12,225	Vail Resorts, Inc.(a)(b)	3,565,544
208,390	Wendy’s Co. (The)(a)	4,221,981

		127,545,392

	Household Durables – 0.3%
205,127	Newell Brands, Inc.(a)	5,493,301
3,413	NVR, Inc.(a)(b)	16,078,404
47,442	Toll Brothers, Inc.(a)	2,691,385

		24,263,090

	Household Products – 1.4%
50,768	Clorox Co. (The)	9,792,132
657,113	Procter & Gamble Co. (The)(a)	88,992,813

		98,784,945

	Industrial Conglomerates – 1.7%
205,207	3M Co.(a)	39,539,285
2,196,283	General Electric Co.(a)	28,837,196
255,652	Honeywell International, Inc.(a)	55,494,379

		123,870,860

	Insurance – 2.0%
577,052	Aflac, Inc.(a)	29,533,521
2,432	Alleghany Corp.(a)(b)	1,523,137
164,123	Allstate Corp. (The)(a)	18,857,733
62,761	American Financial Group, Inc.(a)	7,161,030
103,353	Aon PLC, Class A(a)	23,782,559
117,173	Arch Capital Group Ltd.(a)(b)	4,495,928
187,556	Arthur J. Gallagher & Co.(a)	23,401,362
164,470	Brown & Brown, Inc.(a)	7,517,924
74,687	Fidelity National Financial, Inc.(a)	3,036,773
94,456	Lincoln National Corp.(a)	5,881,775
10,251	Markel Corp.(a)(b)	11,682,245
25,430	RenaissanceRe Holdings Ltd.(a)	4,075,157
245,220	Unum Group(a)	6,824,473

		147,773,617

	Interactive Media & Services – 6.1%
35,605	Alphabet, Inc., Class A(a)(b)	73,436,025
92,726	Alphabet, Inc., Class C(a)(b)	191,815,785
555,050	Facebook, Inc., Class A(a)(b)	163,478,876
15,605	Match Group, Inc.(a)(b)	2,143,815
150,898	Twitter, Inc.(a)(b)	9,601,640
15,415	Zillow Group, Inc., Class C(a)(b)	1,998,401

		442,474,542

Shares	Description	Value (†)
Common Stocks – continued
	Internet & Direct Marketing Retail – 4.2%
96,108	Amazon.com, Inc.(a)(b)	$297,365,841
2,538	MercadoLibre, Inc.(a)(b)	3,736,291

		301,102,132

	IT Services – 4.8%
147,645	Automatic Data Processing, Inc.(a)	27,826,653
10,167	Black Knight, Inc.(b)	752,256
14,418	EPAM Systems, Inc.(a)(b)	5,719,477
202,834	Fidelity National Information Services, Inc.(a)	28,520,489
175,704	MasterCard, Inc., Class A(a)	62,559,409
201,842	Paychex, Inc.(a)	19,784,553
302,437	PayPal Holdings, Inc.(a)(b)	73,443,801
2,168	Shopify, Inc., Class A(a)(b)	2,398,892
15,642	Square, Inc., Class A(a)(b)	3,551,516
8,665	Twilio, Inc., Class A(a)(b)	2,952,685
84,449	VeriSign, Inc.(a)(b)	16,785,083
471,372	Visa, Inc., Class A(a)	99,803,594

		344,098,408

	Leisure Products – 0.0%
1,696	Polaris, Inc.	226,416

	Life Sciences Tools & Services – 1.0%
50,834	Illumina, Inc.(a)(b)	19,523,306
58,491	PRA Health Sciences, Inc.(a)(b)	8,968,425
89,614	Thermo Fisher Scientific, Inc.(a)	40,898,037

		69,389,768

	Machinery – 2.2%
183,760	Caterpillar, Inc.(a)	42,608,431
89,903	Cummins, Inc.(a)	23,294,766
113,125	Deere & Co.(a)	42,324,588
73,575	Parker-Hannifin Corp.(a)	23,207,762
121,067	Pentair PLC(a)	7,544,895
45,690	Snap-on, Inc.(a)	10,542,511
63,733	Timken Co. (The)(a)	5,173,208
13,869	Woodward, Inc.(a)	1,673,017

		156,369,178

	Media – 1.4%
1,199,752	Comcast Corp., Class A(a)	64,918,581
33,220	Liberty Broadband Corp., Class C(a)(b)	4,987,983
230,860	News Corp., Class B(a)	5,415,976
153,823	Omnicom Group, Inc.(a)	11,405,975
994,343	Sirius XM Holdings, Inc.(a)	6,055,549
120,751	ViacomCBS, Inc., Class B(a)	5,445,870

		98,229,934

	Metals & Mining – 0.3%
111,978	Southern Copper Corp.(a)	7,599,947
172,113	Steel Dynamics, Inc.(a)	8,736,456

Shares	Description	Value (†)
Common Stocks – continued
	Metals & Mining – continued
81,631	Worthington Industries, Inc.(a)	$5,476,624

		21,813,027

	Multi-Utilities – 1.4%
365,428	Ameren Corp.(a)	29,731,222
301,545	CenterPoint Energy, Inc.(a)	6,829,994
334,590	Consolidated Edison, Inc.(a)	25,027,332
335,214	Public Service Enterprise Group, Inc.(a)	20,183,235
227,581	WEC Energy Group, Inc.(a)	21,299,306

		103,071,089

	Multiline Retail – 0.5%
44,499	Nordstrom, Inc.(a)(b)	1,685,177
182,363	Target Corp.(a)	36,120,640

		37,805,817

	Oil, Gas & Consumable Fuels – 2.5%
61,621	Cheniere Energy, Inc.(a)(b)	4,437,328
518,320	Chevron Corp.(a)	54,314,753
511,581	ConocoPhillips(a)	27,098,446
140,081	EOG Resources, Inc.(a)	10,160,075
832,399	Exxon Mobil Corp.(a)	46,472,836
61,556	HollyFrontier Corp.(a)	2,202,474
198,785	Marathon Petroleum Corp.(a)	10,633,010
226,052	ONEOK, Inc.(a)	11,451,794
199,417	Phillips 66(a)	16,260,462

		183,031,178

	Personal Products – 0.0%
29,528	Herbalife Nutrition Ltd.(a)(b)	1,309,862

	Pharmaceuticals – 3.9%
648,038	Bristol-Myers Squibb Co.(a)	40,910,639
213,933	Eli Lilly & Co.(a)	39,966,963
1,556	Jazz Pharmaceuticals PLC(b)	255,760
590,946	Johnson & Johnson(a)	97,121,975
597,588	Merck & Co., Inc.(a)	46,068,059
1,353,932	Pfizer, Inc.(a)	49,052,956
459,428	Viatris, Inc.(a)(b)	6,418,209

		279,794,561

	Professional Services – 0.4%
12,340	Booz Allen Hamilton Holding Corp.	993,740
9,784	CoStar Group, Inc.(a)(b)	8,041,372
90,261	Leidos Holdings, Inc.(a)	8,690,329
46,675	ManpowerGroup, Inc.(a)	4,616,158
53,234	TransUnion(a)	4,791,060

		27,132,659

	REITs – Apartments – 0.6%
252,006	American Homes 4 Rent, Class A(a)	8,401,880
85,332	Camden Property Trust(a)	9,378,840

Shares	Description	Value (†)
Common Stocks – continued
	REITs – Apartments – continued
346,842	Invitation Homes, Inc.(a)	$11,095,476
265,036	UDR, Inc.(a)	11,624,479

		40,500,675

	REITs – Diversified – 0.5%
66,507	American Tower Corp.(a)	15,899,163
361,090	Duke Realty Corp.(a)	15,140,504
87,309	W.P. Carey, Inc.(a)	6,177,985

		37,217,652

	REITs – Health Care – 0.3%
260,504	Healthcare Realty Trust, Inc.(a)	7,898,481
453,565	Medical Properties Trust, Inc.(a)	9,651,863
194,772	Sabra Health Care REIT, Inc.(a)	3,381,242

		20,931,586

	REITs – Manufactured Homes – 0.2%
143,552	Equity LifeStyle Properties, Inc.(a)	9,135,649
48,503	Sun Communities, Inc.(a)	7,277,390

		16,413,039

	REITs – Mortgage – 0.1%
645,874	Annaly Capital Management, Inc.(a)	5,554,516

	REITs – Office Property – 0.2%
188,262	Douglas Emmett, Inc.(a)	5,911,427
95,448	Kilroy Realty Corp.(a)	6,264,252
52,998	Mack-Cali Realty Corp.	820,409

		12,996,088

	REITs – Regional Malls – 0.1%
65,728	Simon Property Group, Inc.(a)	7,477,875

	REITs – Single Tenant – 0.1%
144,199	National Retail Properties, Inc.(a)	6,354,850

	REITs – Storage – 0.1%
127,880	CubeSmart(a)	4,837,700

	Road & Rail – 1.0%
23,108	Canadian Pacific Railway Ltd.(a)	8,764,633
355,837	CSX Corp.(a)	34,309,803
47,741	J.B. Hunt Transport Services, Inc.(a)	8,023,830
47,143	Lyft, Inc., Class A(a)(b)	2,978,495
62,946	Old Dominion Freight Line, Inc.(a)	15,132,848
53,335	Uber Technologies, Inc.(a)(b)	2,907,291

		72,116,900

	Semiconductors & Semiconductor Equipment – 5.5%
326,538	Advanced Micro Devices, Inc.(a)(b)	25,633,233
170,421	Analog Devices, Inc.(a)	26,428,889
100,260	Broadcom, Inc.(a)	46,486,552

Shares	Description	Value (†)
Common Stocks – continued
	Semiconductors & Semiconductor Equipment – continued
975,777	Intel Corp.(a)	$62,449,728
83,719	Marvell Technology Group Ltd.(a)	4,100,557
304,535	Micron Technology, Inc.(a)(b)	26,863,032
154,967	NVIDIA Corp.(a)	82,741,530
52,686	NXP Semiconductors NV(a)	10,607,799
297,317	QUALCOMM, Inc.(a)	39,421,261
106,600	Teradyne, Inc.(a)	12,971,088
308,501	Texas Instruments, Inc.(a)	58,303,604

		396,007,273

	Software – 8.9%
140,675	Adobe, Inc.(a)(b)	66,872,675
188,193	Cadence Design Systems, Inc.(a)(b)	25,780,559
78,761	Fortinet, Inc.(a)(b)	14,525,103
1,689,017	Microsoft Corp.(a)	398,219,538
114,308	Nuance Communications, Inc.(a)(b)	4,988,401
606,841	Oracle Corp.(a)	42,582,033
15,761	Palo Alto Networks, Inc.(a)(b)	5,075,988
16,956	Paycom Software, Inc.(a)(b)	6,274,737
41,380	PTC, Inc.(a)(b)	5,695,957
161,464	salesforce.com, Inc.(a)(b)	34,209,378
52,154	ServiceNow, Inc.(a)(b)	26,082,737
21,371	SS&C Technologies Holdings, Inc.(a)	1,493,192
22,602	Workday, Inc., Class A(a)(b)	5,615,015
6,930	Zoom Video Communications, Inc., Class A(b)	2,226,540

		639,641,853

	Specialty Retail – 2.5%
112,737	American Eagle Outfitters, Inc.(a)	3,296,430
17,696	Burlington Stores, Inc.(a)(b)	5,287,565
38,409	Foot Locker, Inc.(a)	2,160,506
304,299	Home Depot, Inc. (The)(a)	92,887,270
244,064	Lowe’s Cos., Inc.(a)	46,416,091
430,238	TJX Cos., Inc. (The)(a)	28,460,244

		178,508,106

	Technology Hardware, Storage & Peripherals – 6.0%
3,512,671	Apple, Inc.(a)	429,072,763
38,399	Dell Technologies, Inc., Class C(a)(b)	3,384,872

		432,457,635

	Textiles, Apparel & Luxury Goods – 0.7%
16,507	Lululemon Athletica, Inc.(a)(b)	5,062,862
317,639	NIKE, Inc., Class B(a)	42,211,047

		47,273,909

	Tobacco – 0.6%
882,255	Altria Group, Inc.(a)	45,136,166

	Trading Companies & Distributors – 0.0%
29,008	GATX Corp.(a)	2,690,202

	Description	Value (†)
Common Stocks – continued
	Total Common Stocks (Identified Cost $2,880,917,296)	$7,126,951,878

Total Purchased Options – 0.5%
(Identified Cost $92,840,367) (see detail below)		32,770,615

Principal Amount
Short-Term Investments – 2.5%
$180,091,037	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2021 at 0.000% to be repurchased at $180,091,037 on 4/01/2021 collateralized by $176,570,400 U.S. Treasury Note, 1.500% due 11/30/2024 valued at $183,692,943 including accrued interest(c) (Identified Cost $180,091,037)	180,091,037

	Total Investments – 101.7% (Identified Cost $3,153,848,700)	7,339,813,530
	Other assets less liabilities – (1.7)%	(120,357,896)

	Net Assets – 100.0%	$7,219,455,634

Purchased Options – 0.5%

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Cost	Value (†)
Index Options – 0.5%
S&P 500® Index, Put(b)(d)	5/21/2021	3,325	2,675	$1,062,748,075	$14,087,888	$2,541,250
S&P 500® Index, Put(b)(d)	5/21/2021	3,350	2,406	955,877,334	15,066,297	2,430,060
S&P 500® Index, Put(b)(d)	5/21/2021	3,425	2,806	1,114,792,934	8,845,915	3,577,650
S&P 500® Index, Put(b)(d)	5/21/2021	3,450	2,637	1,047,651,093	15,063,862	3,599,505
S&P 500® Index, Put(b)(d)	6/18/2021	3,425	2,700	1,072,680,300	14,100,750	7,087,500
S&P 500® Index, Put(b)(d)	6/18/2021	3,450	2,700	1,072,680,300	16,827,750	7,560,000
S&P 500® Index, Put(b)(d)	6/18/2021	3,500	1,870	742,930,430	8,847,905	5,974,650

Total					$92,840,367	$32,770,615

Written Options – (1.7%)

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options – (1.7%)
S&P 500® Index, Call(d)	4/16/2021	3,900	(1,978)	$(785,837,642)	$(21,575,436)	$(20,007,470)
S&P 500® Index, Call(d)	4/16/2021	3,950	(1,979)	(786,234,931)	(17,593,665)	(12,388,540)
S&P 500® Index, Call(d)	4/16/2021	3,975	(1,979)	(786,234,931)	(18,823,558)	(9,133,085)
S&P 500® Index, Call(d)	4/16/2021	4,000	(1,978)	(785,837,642)	(11,457,786)	(6,438,390)

Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options – continued
S&P 500® Index, Call(d)	4/30/2021	4,000	(1,979)	$(786,234,931)	$(14,912,253)	$(10,904,290)
S&P 500® Index, Call(d)	5/21/2021	3,950	(1,979)	(786,234,931)	(22,342,726)	(20,927,925)
S&P 500® Index, Call(d)	5/21/2021	3,975	(1,979)	(786,234,931)	(19,581,140)	(17,830,790)
S&P 500® Index, Call(d)	5/21/2021	4,000	(1,978)	(785,837,642)	(17,697,156)	(14,874,560)
S&P 500® Index, Call(d)	5/21/2021	4,025	(1,965)	(780,672,885)	(15,715,088)	(12,192,825)

Total					$(159,698,808)	$(124,697,875)

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Domestic exchange-traded index and single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National Best Bid and Offer quotations as determined by the Options Price Reporting Authority.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the NYSE. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

(b)	Non-income producing security.

(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the

Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(d)

The Fund’s investment strategy makes use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes (sells) index call options and purchases index put options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option. When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or the Fund enters into a closing sale transaction. Premiums paid for purchasing index put options which expire are treated as realized losses. When the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$7,126,951,878	$—	$—	$7,126,951,878
Purchased Options*	32,770,615	—	—	32,770,615
Short-Term Investments	—	180,091,037	—	180,091,037

Total	$7,159,722,493	$180,091,037	$—	$7,339,813,530

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Written Options*	$(124,697,875)	$—	$—	$(124,697,875)

* Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include written index call options and purchased index put options.

The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The combination of the diversified stock portfolio, the steady cash flow from writing of index call options and the downside protection from purchased index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the period ended March 31, 2021, written index call options and purchased index put options were used in accordance with this objective.

The following is a summary of derivative instruments for the Fund as of March 31, 2021:

Assets	Investments at value [1]
Exchange-traded asset derivatives
Equity contracts	$32,770,615

Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(124,697,875)

[1]	Represents purchased options, at value.

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Industry Summary at March 31, 2021 (Unaudited)

Software	8.9%
Interactive Media & Services	6.1
Technology Hardware, Storage & Peripherals	6.0
Semiconductors & Semiconductor Equipment	5.5
IT Services	4.8
Banks	4.7
Internet & Direct Marketing Retail	4.2
Pharmaceuticals	3.9
Health Care Equipment & Supplies	3.2
Health Care Providers & Services	2.7
Oil, Gas & Consumable Fuels	2.5
Specialty Retail	2.5
Machinery	2.2
Entertainment	2.1
Insurance	2.0
Automobiles	2.0
Capital Markets	2.0
Other Investments, less than 2% each	33.9
Short-Term Investments	2.5

Total Investments	101.7
Other assets less liabilities (including open written options)	(1.7)

Net Assets	100.0%